Schedule of quantitative and qualitative information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) Number
Scenario One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 1,202
Scenario One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	495
Scenario One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,049
Scenario One [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(15,414)
Scenario One [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,299)
Scenario One [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(63,107)
Scenario One [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(7,623)
Scenario One [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	80,312
Scenario One [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,721
Scenario One [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(45,151)
Scenario One [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(132,309)
Scenario One [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	7,623
Scenario One [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(63,696)
Scenario One [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(927)
Scenario One [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	45,151
Scenario One [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	199,465
Scenario Two [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,758
Scenario Two [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	494
Scenario Two [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,830
Scenario Two [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(6,550)
Scenario Two [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(402)
Scenario Two [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(28,749)
Scenario Two [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,811)
Scenario Two [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	40,156
Scenario Two [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,360
Scenario Two [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(22,575)
Scenario Two [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(66,154)
Scenario Two [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,811
Scenario Two [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(31,848)
Scenario Two [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(464)
Scenario Two [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	22,575
Scenario Two [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	99,733
Scenario Three [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,504
Scenario Three [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	359
Scenario Three [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	5,243
Scenario Three [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,819)
Scenario Three [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(8,188)
Scenario Three [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,525)
Scenario Three [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	16,062
Scenario Three [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	544
Scenario Three [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(9,030)
Scenario Three [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(26,462)
Scenario Three [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,525
Scenario Three [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(12,739)
Scenario Three [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(185)
Scenario Three [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	9,030
Scenario Three [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	39,893
Scenario Four [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,404)
Scenario Four [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(359)
Scenario Four [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(11,820)
Scenario Four [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	919
Scenario Four [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,611
Scenario Four [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,525
Scenario Four [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(16,062)
Scenario Four [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(544)
Scenario Four [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	9,030
Scenario Four [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	26,462
Scenario Four [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,525)
Scenario Four [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	12,739
Scenario Four [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	185
Scenario Four [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(9,030)
Scenario Four [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(39,893)
Scenario Five [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,425)
Scenario Five [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(513)
Scenario Five [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(12,540)
Scenario Five [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	5,883
Scenario Five [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	383
Scenario Five [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	21,039
Scenario Five [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,811
Scenario Five [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(40,156)
Scenario Five [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,360)
Scenario Five [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	22,575
Scenario Five [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	66,154
Scenario Five [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,811)
Scenario Five [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	31,848
Scenario Five [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	464
Scenario Five [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(22,575)
Scenario Five [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(99,733)
Scenario Six [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,869)
Scenario Six [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(514)
Scenario Six [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(11,759)
Scenario Six [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	14,747
Scenario Six [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,280
Scenario Six [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	55,397
Scenario Six [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	7,623
Scenario Six [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(80,312)
Scenario Six [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,721)
Scenario Six [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	45,151
Scenario Six [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	132,309
Scenario Six [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(7,623)
Scenario Six [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	63,696
Scenario Six [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	927
Scenario Six [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(45,151)
Scenario Six [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (199,465)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base | Number	5.5805
United States of America, Dollars | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Base | Number	2.7903
Net effect on operating results	R$ (6,966)
United States of America, Dollars | Scenario One [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,001,700)
United States of America, Dollars | Scenario One [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	792,431
United States of America, Dollars | Scenario One [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	202,303
United States of America, Dollars | Scenario One [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(276,035)
United States of America, Dollars | Scenario One [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 276,035
United States of America, Dollars | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Base | Number	4.1854
Monetary Assets and Liabilities	R$ 2,181,979
Derivative Instruments - Not designated	(1,759,152)
Net effect	422,827
Net effect on operating results	(6,966)
United States of America, Dollars | Scenario Two [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(500,850)
United States of America, Dollars | Scenario Two [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	396,216
United States of America, Dollars | Scenario Two [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	97,668
United States of America, Dollars | Scenario Two [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(138,018)
United States of America, Dollars | Scenario Two [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 138,018
United States of America, Dollars | Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Base | Number	5.0225
Monetary Assets and Liabilities	R$ 872,791
Derivative Instruments - Not designated	(703,661)
Net effect	169,130
Net effect on operating results	(6,966)
United States of America, Dollars | Scenario Three [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(200,340)
United States of America, Dollars | Scenario Three [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	158,486
United States of America, Dollars | Scenario Three [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	34,888
United States of America, Dollars | Scenario Three [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(55,207)
United States of America, Dollars | Scenario Three [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 55,207
United States of America, Dollars | Scenario Four [Member]
IfrsStatementLineItems [Line Items]
Base | Number	6.1386
Monetary Assets and Liabilities	R$ (872,791)
Derivative Instruments - Not designated	703,661
Net effect	(169,130)
Net effect on operating results	30,111
United States of America, Dollars | Scenario Four [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	200,340
United States of America, Dollars | Scenario Four [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(158,486)
United States of America, Dollars | Scenario Four [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(11,743)
United States of America, Dollars | Scenario Four [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	55,207
United States of America, Dollars | Scenario Four [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (55,207)
United States of America, Dollars | Scenario Five [Member]
IfrsStatementLineItems [Line Items]
Base | Number	6.9756
Monetary Assets and Liabilities	R$ (2,181,979)
Derivative Instruments - Not designated	1,759,152
Net effect	(422,827)
Net effect on operating results	35,616
United States of America, Dollars | Scenario Five [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	500,850
United States of America, Dollars | Scenario Five [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(396,216)
United States of America, Dollars | Scenario Five [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(69,018)
United States of America, Dollars | Scenario Five [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	138,018
United States of America, Dollars | Scenario Five [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (138,018)
United States of America, Dollars | Scenario Six [Member]
IfrsStatementLineItems [Line Items]
Base | Number	8.3708
Monetary Assets and Liabilities	R$ (4,363,957)
Derivative Instruments - Not designated	3,518,304
Net effect	(845,653)
Net effect on operating results	35,617
United States of America, Dollars | Scenario Six [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,001,700
United States of America, Dollars | Scenario Six [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(792,431)
United States of America, Dollars | Scenario Six [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(173,652)
United States of America, Dollars | Scenario Six [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	276,035
United States of America, Dollars | Scenario Six [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (276,035)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base | Number	6.3210
Euro Member Countries, Euro | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Base | Number	3.1605
Euro Member Countries, Euro | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Base | Number	4.7408
Monetary Assets and Liabilities	R$ 378,953
Derivative Instruments - Not designated	(385,122)
Net effect	R$ (6,169)
Euro Member Countries, Euro | Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Base | Number	5.6889
Monetary Assets and Liabilities	R$ 151,581
Derivative Instruments - Not designated	(154,049)
Net effect	R$ (2,468)
Euro Member Countries, Euro | Scenario Four [Member]
IfrsStatementLineItems [Line Items]
Base | Number	6.9531
Monetary Assets and Liabilities	R$ (151,581)
Derivative Instruments - Not designated	154,049
Net effect	R$ 2,468
Euro Member Countries, Euro | Scenario Five [Member]
IfrsStatementLineItems [Line Items]
Base | Number	7.9013
Monetary Assets and Liabilities	R$ (378,953)
Derivative Instruments - Not designated	385,122
Net effect	R$ 6,169
Euro Member Countries, Euro | Scenario Six [Member]
IfrsStatementLineItems [Line Items]
Base | Number	9.4815
Monetary Assets and Liabilities	R$ (757,905)
Derivative Instruments - Not designated	770,243
Net effect	R$ 12,338
Japan, Yen
IfrsStatementLineItems [Line Items]
Base | Number	0.0485
Japan, Yen | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0243
Japan, Yen | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0364
Monetary Assets and Liabilities	R$ (49,588)
Derivative Instruments - Not designated	30,294
Net effect	R$ (19,294)
Japan, Yen | Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0437
Monetary Assets and Liabilities	R$ (19,835)
Derivative Instruments - Not designated	12,118
Net effect	R$ (7,717)
Japan, Yen | Scenario Four [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0534
Monetary Assets and Liabilities	R$ 19,835
Derivative Instruments - Not designated	(12,118)
Net effect	R$ 7,717
Japan, Yen | Scenario Five [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0606
Monetary Assets and Liabilities	R$ 49,588
Derivative Instruments - Not designated	(30,294)
Net effect	R$ 19,294
Japan, Yen | Scenario Six [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0728
Monetary Assets and Liabilities	R$ 99,177
Derivative Instruments - Not designated	(60,588)
Net effect	R$ 38,589
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base | Number	0.4223
Turkey, New Lira | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.2112
Turkey, New Lira | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.3167
Monetary Assets and Liabilities	R$ (66,635)
Net effect	R$ (66,635)
Turkey, New Lira | Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.3801
Monetary Assets and Liabilities	R$ (26,654)
Net effect	R$ (26,654)
Turkey, New Lira | Scenario Four [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.4645
Monetary Assets and Liabilities	R$ 26,654
Net effect	R$ 26,654
Turkey, New Lira | Scenario Five [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.5279
Monetary Assets and Liabilities	R$ 66,635
Net effect	R$ 66,635
Turkey, New Lira | Scenario Six [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.6335
Monetary Assets and Liabilities	R$ 133,270
Net effect	R$ 133,270
Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base | Number	0.0099
Angola, Kwanza | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0050
Monetary Assets and Liabilities	R$ (159,330)
Net effect	R$ (159,330)
Angola, Kwanza | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0074
Monetary Assets and Liabilities	R$ (79,665)
Net effect	R$ (79,665)
Angola, Kwanza | Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0089
Monetary Assets and Liabilities	R$ (31,866)
Net effect	R$ (31,866)
Angola, Kwanza | Scenario Four [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0109
Monetary Assets and Liabilities	R$ 31,866
Net effect	R$ 31,866
Angola, Kwanza | Scenario Five [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0124
Monetary Assets and Liabilities	R$ 79,665
Net effect	R$ 79,665
Angola, Kwanza | Scenario Six [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0149
Monetary Assets and Liabilities	R$ 159,330
Net effect	R$ 159,330